Consolidated statement of changes in equity - COP ($) $ in Billions	Subscribed and paid-in capital Adoption of new standards	Subscribed and paid-in capital After adoption of new standards IFRS	Subscribed and paid-in capital	Additional paid-in capital Adoption of new standards	Additional paid-in capital After adoption of new standards IFRS	Additional paid-in capital	Reserves Adoption of new standards	Reserves After adoption of new standards IFRS	Reserves	Other comprehensive income Adoption of new standards	Other comprehensive income After adoption of new standards IFRS	Other comprehensive income	Retained earnings Adoption of new standards	Retained earnings After adoption of new standards IFRS	Retained earnings	Total Adoption of new standards	Total After adoption of new standards IFRS	Total	Non-controlling interest Adoption of new standards	Non-controlling interest After adoption of new standards IFRS	Non-controlling interest	Adoption of new standards	After adoption of new standards IFRS	Total
Opening balance at Dec. 31, 2022	$ 0	$ 25,040	$ 25,040	$ 0	$ 6,608	$ 6,608	$ 0	$ 8,899	$ 8,899	$ 0	$ 15,797	$ 15,797	$ (5)	$ 29,807	$ 29,812	$ (5)	$ 86,151	$ 86,156	$ 0	$ 27,748	$ 27,748	$ (5)	$ 113,899	$ 113,904
Net profit			0			0			0			0			21,061			21,061			4,322			25,383
Release of reserves			0			0			(2,491)			0			2,491			0			0			0
Dividends declared			0			0			0			0			(24,382)			(24,382)			(3,146)			(27,528)
Equity restitution			0			0			0			0			0			0			(45)			(45)
Appropriation of reserves, Legal			0			0			3,340			0			(3,340)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509			0			(509)			0			0			0
Appropriation of reserves , Occasional			0			0			7,666			0			(7,666)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			3,075			0			3,075			(4)			3,071
Hedge of a net investment in a foreign operation			0			0			0			6,054			0			6,054			159			6,213
Cash flow hedge with derivative instruments			0			0			0			123			0			123			51			174
Financial instruments measured at fair value			0			0			0			(2)			0			(2)			0			(2)
Foreign currency translation			0			0			0			(13,762)			0			(13,762)			(4,416)			(18,178)
Actuarial gains			0			0			0			(2,611)			0			(2,611)			(123)			(2,734)
Closing balance at Dec. 31, 2023			25,040			6,608			17,923			8,674			17,462			75,707			24,546			100,253
Net profit			0			0			0			0			13,841			13,841			4,658			18,499
Release of reserves			0			0			(8,175)			0			8,175			0			0			0
Dividends declared			0			0			0			0			(12,829)			(12,829)			(2,764)			(15,593)
Equity restitution			0			0			0			0			0			0			(31)			(31)
Acquisition of subsidiaries			0			0			0			0			(103)			(103)			(56)			(159)
Appropriation of reserves, Legal			0			0			1,906			0			(1,906)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509			0			(509)			0			0			0
Appropriation of reserves , Occasional			0			0			11,993			0			(11,993)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			(2,179)			0			(2,179)			(2)			(2,181)
Hedge of a net investment in a foreign operation			0			0			0			(3,231)			0			(3,231)			(95)			(3,326)
Cash flow hedge with derivative instruments			0			0			0			(67)			0			(67)			(18)			(85)
Financial instruments measured at fair value			0			0			0			(143)			0			(143)			0			(143)
Foreign currency translation			0			0			0			7,607			0			7,607			(236)			7,371
Actuarial gains			0			0			0			1,251			0			1,251			57			1,308
Closing balance at Dec. 31, 2024			25,040			6,608			24,156			11,912			12,138			79,854			26,059			105,913
Net profit			0			0			0			0			10,488			10,488			3,956			14,444
Release of reserves			0			0			(12,502)			0			12,502			0			0			0
Dividends declared			0			0			0			0			(8,799)			(8,799)			(2,515)			(11,314)
Equity restitution to minority shareholders			0			0			0			0			0			0			(18)			(18)
Appropriation of reserves, Legal			0			0			1,494			0			(1,494)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509			0			(509)			0			0			0
Appropriation of reserves, Other reserves			0			0			16,635			0			(16,635)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			2,826			0			2,826			(12)			2,814
Hedge of a net investment in a foreign operation			0			0			0			3,644			0			3,644			105			3,749
Cash flow hedge with derivative instruments			0			0			0			95			0			95			9			104
Financial instruments measured at fair value			0			0			0			293			0			293			0			137
Foreign currency translation			0			0			0			(9,361)			0			(9,361)			(2,240)			(11,601)
Actuarial gains			0			0			0			2,343			0			2,343			12			2,355
Closing balance at Dec. 31, 2025			$ 25,040			$ 6,608			$ 30,292			$ 11,752			$ 7,691			$ 81,383			$ 25,356			$ 106,739